SUMMARY OF ASSUMPTIONS USED TO DETERMINE THE FAIR VALUE OF SHARE OPTIONS GRANTED (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	4.35%	3.90%
Risk-free interest rate, maximum	4.40%	4.38%
Expected volatility, minimum	60.31%	59.20%
Expected volatility, maximum	61.13%	59.21%
Expected life of option (years)	20 years	20 years
Expected dividend yield
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per ordinary share	¥ 0.45	¥ 0.13
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per ordinary share	¥ 1.01	¥ 0.53